INCOME TAXES	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
10.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company, Q&K International Group Limited is not subject to tax on income or capital gain.
Hong Kong
QingKe (China) Limited is subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.
United States of America
The Group’s subsidiary in the U.S. is registered in the state of Delaware and is subject to U.S. federal corporate marginal income tax rate of 21% and state income tax rate of 8.7% respectively.
PRC
Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.
Tax expense is comprised of the following:

	For the Years Ended September 30,
	2017	2018	2019
Current tax	596	2,393	63
Deferred tax	—	—	—

Total	596	2,393	63

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the Years Ended September 30,
	2017	2018	2019
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	(1.7%)	(1.2%)	(2.4%)
Effect of change in valuation allowance	(23.5%)	(24.3%)	(22.6%)

Effective tax rate	(0.2%)	(0.5%)	(0.0%)

The principal components of the Group’s deferred income tax assets as of September 30, 2018 and 2019 are as follows:

	As of September 30,
	2018	2019
Deferred tax assets:
Net losses carryforward	103,403	166,302
Other accrued expenses	124,441	160,075
Advertising expenses	5,347	12,587
Valuation allowance	(233,191)	(338,964)

Total deferred tax assets	—	—

Movement of the valuation allowance is as follows:

Balance as of October 1, 2016	54,574
Addition	57,682
Write off	—

Balance as of September 30, 2017	112,256
Addition	120,935
Write off	—

Balance as of September 30, 2018	233,191
Addition	105,773
Write off	—

Balance as of September 30, 2019	338,964

For the years ended September 30, 2017, 2018 and 2019, respectively, valuation allowance of RMB112,256, RMB233,191 and RMB338,964 were provided, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.
As of September 30, 2019, the Group had tax loss carryforwards of RMB166,302 which will expire between 2020 and 2024 if not used.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2015 through 2019 on non-transfer
pricing matters, and from 2010 through 2019 on transfer pricing matters.
In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of September 30, 2018 and 2019.
Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free
and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Group does not accrue deferred tax liabilities on the earnings of the VIE given that the Group will ultimately use the means.
Aggregate undistributed earnings of the Group’s PRC subsidiaries and VIE that are available for distribution was not material as of September 30, 2018 and 2019.